Right-of-use assets - Schedule of Breakdown for Right-Of-Use Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	€ 652,441
Balance at end of period	835,667
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,311,512
Additions	258,660
Disposals	(59,817)
Exchange differences	28,715
Balance at end of period	1,539,070
Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(659,071)
Disposals	57,046
Exchange differences	(17,327)
Amortization	(83,213)
Impairment	(838)
Balance at end of period	(703,403)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	647,018
Balance at end of period	829,333
Land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,301,863
Additions	255,932
Disposals	(58,533)
Exchange differences	28,719
Balance at end of period	1,527,981
Land and buildings | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(654,845)
Disposals	56,152
Exchange differences	(17,326)
Amortization	(81,791)
Impairment	(838)
Balance at end of period	(698,648)
Industrial and commercial equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	230
Balance at end of period	243
Industrial and commercial equipment | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	322
Additions	55
Disposals	0
Exchange differences	0
Balance at end of period	377
Industrial and commercial equipment | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(92)
Disposals	0
Exchange differences	0
Amortization	(42)
Impairment	0
Balance at end of period	(134)
Other right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	5,193
Balance at end of period	6,091
Other right-of-use assets | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	9,327
Additions	2,673
Disposals	(1,284)
Exchange differences	(4)
Balance at end of period	10,712
Other right-of-use assets | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(4,134)
Disposals	894
Exchange differences	(1)
Amortization	(1,380)
Impairment	0
Balance at end of period	€ (4,621)